Intangible Assets - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2017 USD ($)
Disclosure of detailed information about intangible assets [Line Items]
Intangible asset, carrying amount	¥ 10,122,000		¥ 81,826,000			$ 1,599
Impairment charge	¥ 40,000,000	$ 6,320	¥ 0	¥ 26,700,000
Projected cash flows forecast period	10 years	10 years	15 years
Projected cash flows forecast period for growth rate	6 years	6 years	5 years
Revenue growth rate	6.50%		6.50%			6.50%
Later Than One Year And Not Later Than Fifteen Year [member]
Disclosure of detailed information about intangible assets [Line Items]
Pre-tax discount rate	13.69%					13.69%
Later Than One Year And Not Later Than Ten Year [Member]
Disclosure of detailed information about intangible assets [Line Items]
Pre-tax discount rate			12.98%
Sixth Year [Member]
Disclosure of detailed information about intangible assets [Line Items]
Revenue growth rate	15.60%		6.70%			15.60%
Later than six years and not later than fifteen years [Member]
Disclosure of detailed information about intangible assets [Line Items]
Revenue growth rate	0.00%		0.00%			0.00%
Technology development cost [member]
Disclosure of detailed information about intangible assets [Line Items]
Impairment charge				¥ 26,700,000	¥ 60,000,000
Jining Yuchai Engine Company Limited [Member] | One Percent Increase in Discount Rate [Member]
Disclosure of detailed information about intangible assets [Line Items]
Impairment charge	¥ 6,731,000	$ 1,063	¥ 2,443,000
Jining Yuchai Engine Company Limited [Member] | Technology development cost [member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible asset, carrying amount	10,122,000		¥ 50,122,000			$ 1,599
Impairment charge	¥ 40,000,000	$ 6,320
Jining Yuchai Engine Company Limited [Member] | Technology development cost [member] | Bottom of range [Member]
Disclosure of detailed information about intangible assets [Line Items]
Expected useful life of intangible assets	10 years	10 years
Jining Yuchai Engine Company Limited [Member] | Technology development cost [member] | Top of range [Member]
Disclosure of detailed information about intangible assets [Line Items]
Expected useful life of intangible assets	15 years	15 years